PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS.
Adoption of ASU 2016-13			¥ (3,793)
Additions	¥ (21,550)	$ (3,381)	¥ (8,403)